Net Income Per Unit - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerators
Partnership’s net income	$ 125,421	$ 98,178	$ 30,367
Less:
General Partner’s interest in Partnership’s net income	2,157	1,790	558
Partnership’s net income allocable to unvested units	3,662	2,053	685
Common unit holders’ interest in Partnership’s net income	$ 119,602	$ 94,335	$ 29,124
Denominators
Weighted average number of common units outstanding, basic and diluted	19,325,030	18,342,413	18,194,186
Net income per common unit:
Basic and Diluted	$ 6.19	$ 5.14	$ 1.60